Premises and Equipment	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Premises and Equipment
Note 9: Premises and Equipment
We record all

owned
premises and equipment at cost less accumulated depreciation, and less any accumulated impairment, except land, which is recorded at cost. Buildings, computer equipment and operating system software, other equipment

and
leasehold improvements are depreciated on a straight-line basis over their estimated useful lives. When the major components of a building have different useful lives, they are accounted for separately and depreciated over each component’s estimated useful life. The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years
Depreciation methods, useful lives and the residual values of premises and equipment are reviewed annually for any change in circumstances and are adjusted if appropriate. At each reporting period, we review whether there are any indications that premises and equipment need to be tested for impairment. If there is an indication that an asset may be impaired, we test for impairment by comparing the asset’s carrying value to its recoverable amount. The recoverable amount is calculated as the higher of the value in use and the fair value less costs to sell. Value in use is the present value of the future cash flows expected to be derived from the asset. An impairment charge is recorded when the recoverable amount is less than the carrying value. There were write-downs of computer equipment of $4 million due to impairment during the year ended October 31, 2020 ($nil in 2019 a nd

2018). Gains and losses on disposal are included in
non-interest
expense, premises and equipment, in our Consolidated Statement of Income.
Leases
When we enter into a new arrangement as a lessee, a
right-of-use
asset is recognized equal to the lease liability, which is calculated based on the future lease payments discounted at our incremental borrowing rate over the lease term. The lease term is based on the non-cancellable
period and includes any options to extend or terminate which we are reasonably certain to exercise.
The
right-of-use
asset is depreciated on a straight-line basis, based on the shorter of the useful life of the underlying asset or the lease term, and is adjusted for impairment losses, if any.
The lease liability accretes interest over the lease term, using the effective interest method, with the associated interest expense recognized in interest expense, other liabilities, in our Consolidated Statement of Income. The lease liability is remeasured when decisions are made to exercise options under the lease arrangement or when the likelihood of exercising an option within the lease changes. Refer to Note 14 for further information.
Amounts relating to leases of low value are expensed when incurred in non-interest
expense, premises and equipment, in our Consolidated Statement of Income.
Prior to the adoption of IFRS 16, net rent expense reported in non-interest
expense, premises and equipment, in our Consolidated Statement of Income for the years ended October 31, 2019 and 2018 was $600 million and $530 million, respectively.
The total cost and associated accumulated depreciation for premises and equipment owned and leased are set out below:

(Canadian $ in millions)							2020						2019
	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets (1)	Total	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Total
Cost
Balance at beginning of year	109	1,534	2,470	973	1,615	na	6,701	145	1,627	2,229	933	1,514	6,448
Impact from adopting IFRS 16 (1) (2)	–	(23)	(65)	–	–	2,053	1,965	na	na	na	na	na	na
Additions /lease modifications	8	53	168	41	167	559	996	10	86	343	57	124	620
Disposals (3)	(6)	(116)	(104)	(122)	(28)	(22)	(398)	(45)	(179)	(102)	(15)	(24)	(365)
Foreign exchange and other	1	6	12	12	15	(10)	36	(1)	–	–	(2)	1	(2)
Balance at end of year	112	1,454	2,481	904	1,769	2,580	9,300	109	1,534	2,470	973	1,615	6,701
Accumulated Depreciation and Impairment
Balance at beginning of year	–	961	1,786	742	1,157	na	4,646	–	1,016	1,662	704	1,080	4,462
Impact from adopting IFRS 16 (1)	–	–	(27)	–	–	27	–	na	na	na	na	na	na
Disposals (2)	–	(93)	(100)	(120)	(25)	(22)	(360)	–	(114)	(101)	(12)	(20)	(247)
Depreciation	–	64	218	52	107	360	801	–	59	227	51	98	435
Foreign exchange and other	–	4	11	6	11	(2)	30	–	–	(2)	(1)	(1)	(4)
Balance at end of year	–	936	1,888	680	1,250	363	5,117	–	961	1,786	742	1,157	4,646
Net carrying value	112	518	593	224	519	2,217	4,183	109	573	684	231	458	2,055

(1)	Effective November 1, 2019, we adopted IFRS 16 Leases , recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (Note 1).
(2)	Includes net book value of buildings transferred to right-of-use assets.
(3)	Includes fully depreciated assets written off.
na – not applicable due to IFRS 16 adoption.